PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Property, Plant And Equipment
	Consolidated
	Useful life range (in years)	2020	Additions	Write-offs	Write-offs Impairment	Transfers	Exchange rate variation	2021
Cost:
Vehicles	2 to 5	79,227	4,951	(59,053)	-	6,702	7,074	38,901
Tooling	3	187,852	2,097	-	-	2,042	(151)	191,840
Tools and accessories	3 to 20	85,678	19,526	(538)	-	5,233	1,099	110,998
Facilities	3 to 60	293,471	700	(14,486)	-	21,231	2,536	303,452
Machinery and accessories	3 to 15	1,819,693	37,229	(98,228)	-	85,451	115,798	1,959,943
Leasehold improvements	2 to 20	963,957	104,795	(51,588)	(2,074)	93,589	19,825	1,128,504
Buildings	14 to 60	1,899,176	6,233	(13,322)	394	(6,944)	96,750	1,982,287
Furniture and fixture	2 to 25	566,548	107,077	(40,259)	3,948	19,304	3,509	660,127
Land	-	661,613	295	(1,203)	-	(2,372)	(29,960)	628,373
IT equipment	3 to 15	543,772	58,192	(57,574)	-	68,645	21,545	634,580
Other assets	-	36,687	-	(3,628)	-	-	(1,423)	31,636
Projects in progress	-	408,385	606,440	(26,425)	-	(429,760)	2,806	561,446
Total cost		7,546,059	947,535	(366,304)	2,268	(136,879)	239,408	8,232,087

Depreciation value:
Vehicles		(33,042)	(19,229)	47,501	-	(5,738)	1,051	(9,457)
Tooling		(166,536)	(7,705)	-	-	-	77	(174,164)
Tools and accessories		(39,159)	(32,867)	750	-	3,145	2,391	(65,740)
Facilities		(176,726)	(16,453)	13,072	-	(2,705)	(608)	(183,420)
Machinery and accessories		(578,762)	(198,805)	91,864	-	8,463	(51,168)	(728,408)
Leasehold improvements		(480,554)	(153,822)	48,057	-	(5,561)	(10,742)	(602,622)
Buildings		(179,729)	(89,292)	13,835	-	2,801	(45,941)	(298,326)
Furniture and fixture		(318,611)	(95,673)	31,464	(291)	(353)	13,858	(369,606)
IT equipment		(311,856)	(115,735)	52,971	-	(7,982)	(9,493)	(392,095)
Other assets		(26,027)	(16,013)	1,369	-	-	9,830	(30,841)
Total depreciation		(2,311,002)	(745,594)	300,883	(291)	(7,930)	(90,745)	(2,854,679)
Net total		5,235,057	201,941	(65,421)	1,977	(144,809)	148,663	5,377,408

	Consolidated
	Useful life range (in years)	2019	Acquisition of subsidiary	Additions	Write-offs	Write-offs Impairment	Transfers	Exchange rate variation	2020
Cost:
Vehicles	2 to 5	45,578	25,789	14,594	(17,274)	-	1,184	9,356	79,227
Tooling	3	192,556	-	1,243	(19,713)	-	5,650	8,116	187,852
Tools and accessories	3 to 20	11,974	52,410	11,625	(1,743)	-	5,888	5,524	85,678
Facilities	3 to 60	309,772	1,431	81	(3,599)	-	8,791	(23,005)	293,471
Machinery and accessories	3 to 15	866,451	740,328	20,098	(5,134)	-	58,649	139,301	1,819,693
Leasehold improvements	2 to 20	615,103	58,548	34,324	(8,761)	-	51,588	213,155	963,957
Buildings	14 to 60	386,957	1,203,081	12,275	-	(115)	48,551	248,427	1,899,176
Furniture and fixture	2 to 25	397,727	32,566	32,530	(6,300)	(26)	11,239	98,812	566,548
Land	-	35,157	570,572	57	-	-	4,252	51,575	661,613
IT equipment	3 to 15	297,228	112,369	27,254	(10,652)	-	36,554	81,019	543,772
Other assets	-	-	36,423	-	-	-	-	264	36,687
Other assets and projects in progress	-	156,011	78,965	440,170	(592)	-	(305,305)	39,136	408,385
Total cost		3,314,514	2,912,482	594,251	(73,768)	(141)	(72,959)	871,680	7,546,059

Depreciation value:
Vehicles		(16,924)	-	(24,150)	10,081	-	(2,093)	44	(33,042)
Tooling		(175,938)	-	(10,092)	19,684	-	-	(190)	(166,536)
Tools and accessories		(3,255)	-	(42,932)	-	-	10	7,018	(39,159)
Facilities		(167,362)	-	(19,933)	285	-	1,044	9,240	(176,726)
Machinery and accessories		(416,736)	-	(193,657)	2,759	-	(1,202)	30,074	(578,762)
Leasehold improvements		(267,371)	-	(130,631)	7,124	(4,900)	(4,107)	(80,669)	(480,554)
Buildings		(101,785)	-	(88,593)	-	-	-	10,649	(179,729)
Furniture and fixture		(193,973)	-	(81,287)	4,744	(284)	4,093	(51,904)	(318,611)
IT equipment		(197,281)	-	(96,768)	8,591	(36)	-	(26,362)	(311,856)
Other assets		-	-	(25,078)	-	-	-	(949)	(26,027)
Total depreciation		(1,540,625)	-	(713,121)	53,268	(5,220)	(2,255)	(103,049)	(2,311,002)
Net total		1,773,889	2,912,482	(118,870)	(20,500)	(5,361)	(75,214)	768,631	5,235,057